Note 6 - Intangible Assets - Intangible Assets (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Intangible assets		€ 84,529	[1]	€ 46,192		€ 9,075
Acquisitions		59		44,206		40,227
Disposals				(64)
Transfers		(139)
Depreciation		(14,502)		(5,805)		(3,110)
Consideration paid (received)		27,020
Intangible assets		96,968	[2]	84,529	[1]	46,192
Licences [member]
Statement Line Items [Line Items]
Intangible assets		44,184		6,013		9,022
Acquisitions				43,801	[3]
Disposals
Transfers
Depreciation		(14,353)	[4]	(5,630)		(3,009)
Consideration paid (received)	[5]	27,020
Intangible assets		56,851		44,184		6,013
Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets		345		179		44
Acquisitions		59		405		227
Disposals				(64)
Transfers		(139)				9
Depreciation		(149)		(175)		(101)
Consideration paid (received)
Intangible assets		116		345		179
Intangible assets under development [member]
Statement Line Items [Line Items]
Intangible assets		40,000		40,000		9
Acquisitions						40,000	[6]
Disposals
Transfers						(9)
Depreciation
Consideration paid (received)
Intangible assets		€ 40,000		€ 40,000		€ 40,000

[1]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[3]	This amount mainly includes (i) an upfront payment of EUR43,501 thousand, less an estimate rebate of EUR13,050 thousand relating to the rights acquired from AstraZeneca in 2018 under the Lumoxiti in-licensing agreement and (ii) a EUR13,050 thousand additional consideration to be paid to Novo Nordisk A/S following the exercise of the option by AstraZeneca for the monalizumab rights.
[4]	This amount includes the amortization of rights related to monalizumab (EUR4,792 thousand), IPH5201 (EUR6,831 thousand) and Lumoxiti (EUR2,730 thousand).
[5]	This amount includes (i) an additional consideration of EUR7,000 thousand paid to Orega Biotech in June 2019 in relation to the anti-CD39 program as consideration following the collaboration and option agreement signed in October 22, 2018 with AstraZeneca regarding IPH5201 (see Note 1.c), (ii) the decrease of the rebate granted by AstraZeneca in connection with the acquisition of Lumoxiti rights for an amount of €6,455 thousand (see Note 5 and (2) above ), and (iii) an additional consideration of EUR13,565 thousand paid to AstraZeneca in January 2020 following the submission to the European Medicines Agency (EMA) of the Marketing Authorization Application (MAA) relating to the commercialization of Lumoxiti in Europe (see Note 1.2).
[6]	This amount is an upfront payment for acquisition of IPH5401 rights under the in-licensing agreement signed in 2017 with Novo Nordisk A/S. The classification of this amount has been amended compared to the 2017 consolidated financial statements since it is in progress and thus not amortized.